Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories
Finished goods	$ 63,425	$ 53,884
Work in process	169,166	107,355
Raw materials	138,086	36,963
Supplies	256	398
Inventories	$ 370,933	$ 198,600